Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CRITEO S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-36153
Entity Address, Address Line One	5 Place de la Gare,
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1616
City Area Code	352
Local Phone Number	27866850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576427
Amendment Flag	false